MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND            Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2000               New York, New York 10048

DEAR SHAREHOLDER:

The U.S. equity market continued its bull market run during the six-month period ended March 31, 2000. Technology stocks were again the dominant contributors to the market's performance. However, technology underperformed late in the first quarter of 2000 as investors' attention shifted toward old-economy companies. Growth-oriented stocks outperformed value-oriented issues throughout this period as investors continued to believe in the sustainability of the growth of the largest companies.

Increased volatility marked the U.S. equity markets in the first quarter of 2000. While the Standard & Poor's 500 Composite Stock Price Index (S&P 500)* increased 2.29 percent for the quarter, it had been down as much as 8 percent year-to-date in late February. Growth continued to outperform value, however, for the quarter. Many high-quality stocks are trading at levels well below their historical fundamentals and offer attractive earnings prospects. We are optimistic that investors will eventually seek comfort in dividend-paying stocks as the market's volatility increases and the impact of higher interest rates affects corporate profits. During March, the markets witnessed the beginnings of a shift in investor preference toward value-oriented stocks over growth.

PERFORMANCE

During the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Income Builder Fund's Class B shares produced a total return of 0.42 percent versus 17.50 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares posted total returns of 0.73 percent, 0.44 percent and 0.96 percent, respectively. The performance of the Fund's four share classes varies because of differing

---------------------

* The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark index can be attributed largely to its lack of exposure to technology stocks, which generally pay little if any dividends. Because the Fund's primary objective is providing reasonable current income, these stocks are typically not included in the portfolio. The Fund's value-oriented style of stock selection has also hindered its relative performance versus the S&P 500. In recent years the S&P 500, the benchmark against which most equity funds are compared, has reflected a bias toward growth, with companies like Microsoft, Intel, Dell, and Cisco being heavily weighted in the index and contributing to most of its performance.

PORTFOLIO STRATEGY

On March 31, 2000, the Fund's large-cap stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the sale of Fleetwood Enterprise, Trinet, Daimler Chrysler, Conseco, Mid-Atlantic Realty, TCF Financial, Washington Federal, Tidewater, Sallie Mae, Associates First Capital, Meditrust, US Tobacco, Equity One, Crown Cork & Seal, Jefferson Pilot, Fluor and Tanger Factory. Purchases included Albertsons, Boston Properties, Emerson, Rockwell, Vornado and General Growth Properties.

During the period, real estate investment trusts (REITs) went from underperforming the S&P 500 in 1999 to outperforming it in the first quarter of 2000. The recent REIT Modernization Act has had a major impact on these stocks. It reduced the minimum distribution requirement from 95 percent to 90 percent of a REIT's taxable income, which should lead to a greater level of retained capital for the industry. The act also decreased REITs' dependency on development activity for growth, by allowing REITs to now obtain revenues from ancillary services. These new services, coupled with strong demand for real estate in the United States, should improve industry returns on invested capital. We continue to view the overall fundamentals of this group positively and have committed 10 percent of the Fund's net assets to this sector.

LOOKING AHEAD

If interest rates move higher in the near future, we expect the U.S. equity market to broaden out to companies that exhibit proven earnings potential and provide a dividend cushion. Because of its

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND value-oriented style and its emphasis on higher-yielding securities, we would expect the Fund to fare well in such an environment.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

FUND PERFORMANCE March 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                    CLASS A*
------------------------------------------------
PERIOD ENDED 3/31/00
---------------------------
Since Inception (7/28/97)      4.35%(1)  2.27%(2)
1 Year                         2.33(1)  -3.04 (2)

                    CLASS C+
------------------------------------------------
PERIOD ENDED 3/31/00
---------------------------
Since Inception (7/28/97)      3.62%(1) 3.62%(2)
1 Year                         1.71(1)  0.76 (2)

                   CLASS B**
------------------------------------------------
PERIOD ENDED 3/31/00
---------------------------
Since Inception (6/26/96)      9.18%(1)  8.76%(2)
1 Year                         1.63(1)  -3.08 (2)

                   CLASS D++
------------------------------------------------
PERIOD ENDED 3/31/00
---------------------------
Since Inception (7/28/97)      4.66%(1)
1 Year                         2.78(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE.
WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited)

NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            COMMON STOCKS (46.1%)
            Auto Parts: O.E.M. (2.0%)
 190,000    Delphi Automotive Systems Corp. ..........................  $ 3,040,000
  58,000    Johnson Controls, Inc. ...................................    3,135,625
                                                                        -----------
                                                                          6,175,625
                                                                        -----------
            Building Materials (1.1%)
  74,000    Vulcan Materials Co. .....................................    3,390,125
                                                                        -----------

            Clothing/Shoe/Accessory Stores (1.1%)
  80,000    Limited (The), Inc. ......................................    3,370,000
                                                                        -----------

            Consumer Electronics/Appliances (1.1%)
  56,500    Whirlpool Corp. ..........................................    3,312,317
                                                                        -----------

            Diversified Electronic Products (1.0%)
  74,000    Rockwell International Corp. .............................    3,094,125
                                                                        -----------

            Diversified Manufacturing (1.2%)
  68,000    Honeywell International Inc. .............................    3,582,750
                                                                        -----------

            Electric Utilities (4.0%)
  71,347    Dominion Resources, Inc. .................................    2,742,400
 100,000    Public Service Enterprise Group, Inc. ....................    2,962,500
 136,000    Reliant Energy, Inc. .....................................    3,187,500
 165,000    TECO Energy, Inc. ........................................    3,207,187
                                                                        -----------
                                                                         12,099,587
                                                                        -----------
            Electrical Products (1.1%)
  62,500    Emerson Electric Co. .....................................    3,304,688
                                                                        -----------

            Finance Companies (1.0%)
  52,000    Fannie Mae................................................    2,934,750
                                                                        -----------

            Food Chains (1.1%)
 104,000    Albertson's Inc. .........................................    3,224,000
                                                                        -----------

            Food Distributors (1.1%)
 177,000    Supervalu, Inc. ..........................................    3,351,938
                                                                        -----------

            Life Insurance (1.2%)
 105,000    Lincoln National Corp. ...................................    3,517,500
                                                                        -----------

            Major Banks (1.1%)
  64,000    Bank of America Corp. ....................................    3,356,000
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Major Chemicals (3.2%)
  28,500    Dow Chemical Co. .........................................  $ 3,249,000
 180,000    Hercules, Inc. ...........................................    2,902,500
  82,000    Rohm & Haas Co. ..........................................    3,659,250
                                                                        -----------
                                                                          9,810,750
                                                                        -----------
            Major Pharmaceuticals (1.1%)
  90,000    Schering-Plough Corp. ....................................    3,307,500
                                                                        -----------

            Major U.S. Telecommunications (3.2%)
  58,500    AT&T Corp. ...............................................    3,290,625
  55,000    Bell Atlantic Corp. ......................................    3,361,875
  47,000    GTE Corp. ................................................    3,337,000
                                                                        -----------
                                                                          9,989,500
                                                                        -----------
            Meat/Poultry/Fish (1.0%)
 169,000    ConAgra, Inc..............................................    3,063,125
                                                                        -----------

            Motor Vehicles (2.1%)
  70,000    Ford Motor Co. ...........................................    3,215,625
  40,000    General Motors Corp. .....................................    3,312,500
                                                                        -----------
                                                                          6,528,125
                                                                        -----------
            Office Equipment/Supplies (1.0%)
 114,000    Xerox Corp. ..............................................    2,964,000
                                                                        -----------

            Oil Refining/Marketing (2.2%)
  98,000    Ashland, Inc. ............................................    3,276,875
 133,000    Ultramar Diamond Shamrock Corp. ..........................    3,374,875
                                                                        -----------
                                                                          6,651,750
                                                                        -----------
            Other Consumer Services (0.4%)
 100,000    Cendant Corp. (Rights)....................................    1,125,000
                                                                        -----------

            Paints/Coatings (1.0%)
  60,000    PPG Industries, Inc. .....................................    3,138,750
                                                                        -----------

            Real Estate Investment Trusts (8.5%)
 100,000    Archstone Communities Trust...............................    1,993,750
  55,000    Avalonbay Communities, Inc. ..............................    2,014,375
  67,000    Boston Properties, Inc. ..................................    2,131,437
 107,500    Duke-Weeks Realty Corp. ..................................    2,055,938
  82,000    Equity Office Properties Trust............................    2,060,250
  50,500    Equity Residential Properties Trust.......................    2,029,469
  76,500    First Industrial Realty Trust, Inc. ......................    2,084,625
  65,000    General Growth Properties, Inc. ..........................    1,978,437

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
 112,000    Healthcare Realty Trust, Inc. ............................  $ 1,876,000
 118,000    MeriStar Hospitality Corp. ...............................    2,057,625
 105,000    Reckson Associates Realty Corp. ..........................    1,968,750
  44,000    Spieker Properties, Inc. .................................    1,958,000
  64,500    Vornado Realty Trust......................................    2,160,749
                                                                        -----------
                                                                         26,369,405
                                                                        -----------
            Rental/Leasing Companies (1.0%)
 135,500    Ryder System, Inc. .......................................    3,074,156
                                                                        -----------

            Savings & Loan Associations (1.1%)
 123,000    Washington Mutual, Inc. ..................................    3,259,500
                                                                        -----------

            Steel/Iron Ore (1.1%)
 130,000    USX-U.S. Steel Group......................................    3,250,000
                                                                        -----------

            Tobacco (1.1%)
 160,000    Philip Morris Companies, Inc. ............................    3,380,000
                                                                        -----------

            TOTAL COMMON STOCKS
            (Identified Cost $144,848,935)............................  140,624,966
                                                                        -----------

            CONVERTIBLE PREFERRED STOCKS (13.8%)
            Auto Parts (0.0%)
  94,000    BTI Capital Trust $3.25 - 144A*...........................       11,750
                                                                        -----------

            Books/Magazines (1.0%)
 100,000    Reader's Digest Association, Inc. $1.93...................    3,100,000
                                                                        -----------

            Containers/Packaging (0.1%)
   4,900    Sealed Air Corp. (Series A) $2.00.........................      254,494
                                                                        -----------

            Discount Chains (0.2%)
  13,000    Dollar General Strypes Trust $3.35........................      497,250
                                                                        -----------

            Electric Utilities (0.5%)
  10,000    Houston Industries, Inc. $3.29 (exchangeable into Time
             Warner common stock).....................................    1,590,000
                                                                        -----------

            Industrial Machinery/Components (0.9%)
 117,000    Ingersoll-Rand Co. $1.688.................................    2,749,500
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            International Banks (2.4%)
 155,900    National Australia Bank, Ltd. $1.97 (Australia)
            (Units)++.................................................  $ 3,770,831
 120,700    WBK Strypes Trust $3.14...................................    3,621,000
                                                                        -----------
                                                                          7,391,831
                                                                        -----------
            Investment Bankers/Brokers/Services (0.5%)
  90,000    Merrill Lynch & Co., Inc. $2.39 (exchangeable into IMC
             Global, Inc. common stock)...............................    1,530,000
                                                                        -----------

            Movies/Entertainment (0.7%)
  50,000    Premier Parks, Inc. $4.05.................................    2,125,000
                                                                        -----------

            Oil Refining/Marketing (0.8%)
 200,000    Tesoro Petroleum Corp. $1.16..............................    2,425,000
                                                                        -----------

            Other Consumer Services (0.0%)
   3,700    Cendant Corp. $0.65.......................................       90,650
                                                                        -----------

            Package Goods/Cosmetics (1.1%)
  38,500    Estee Lauder Co. $3.80....................................    3,426,500
                                                                        -----------

            Railroads (0.5%)
  37,200    Union Pacific Capital Trust $3.13.........................    1,470,888
                                                                        -----------

            Real Estate Investment Trusts (1.2%)
 140,000    SL Green Realty Corp. $2.00...............................    3,570,000
                                                                        -----------

            Rental/Leasing Companies (0.1%)
  10,900    United Rentals Trust I $3.25 - 144A*......................      347,097
                                                                        -----------

            Services to the Health Industry (0.2%)
   6,600    Laboratory Corp. of America (Series A) $4.25..............      514,800
                                                                        -----------

            Smaller Banks (1.7%)
 156,500    CNB Capital Trust I $1.50.................................    5,086,250
                                                                        -----------

            Tools/Hardware (1.1%)
 109,700    Metromedia International Group, Inc. $3.63................    3,510,400
                                                                        -----------

            Unregulated Power Generation (0.8%)
  70,000    CalEnergy Capital Trust III $3.25.........................    2,590,000
                                                                        -----------

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $49,371,927).............................   42,281,410
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            CONVERTIBLE BONDS (14.6%)
            Assisted Living Services (0.3%)
 $   580    Alternative Living Services, Inc. ...     5.25%  12/15/02    $    275,529
   1,295    Emeritus Corp. - 144A*...............     6.25   01/01/06         610,269
     105    Sunrise Assisted Living,
            Inc. - 144A*.........................     5.50   06/15/02          84,799
                                                                         ------------
                                                                              970,597
                                                                         ------------
            Auto Parts: O.E.M. (0.8%)
     300    Magna International, Inc. (Canada) -
             144A*...............................     4.875  02/15/05         261,000
   3,000    MascoTech, Inc. .....................     4.50   12/15/03       2,235,000
                                                                         ------------
                                                                            2,496,000
                                                                         ------------
            Biotechnology (0.5%)
     810    Athena Neurosciences, Inc. - 144A*...     4.75   11/15/04       1,114,390
     165    Centocor, Inc. ......................     4.75   02/15/05         182,079
     180    Centocor, Inc. - 144A*...............     4.75   02/15/05         198,632
                                                                         ------------
                                                                            1,495,101
                                                                         ------------
            Broadcasting (0.6%)
   1,400    Clear Channel Communications,
            Inc. ................................     2.625  04/01/03       1,702,330
                                                                         ------------

            Cable Television (1.6%)
   2,700    EchoStar Communications - 144A*......     4.875  01/01/07       4,982,849
                                                                         ------------

            Clothing/Shoe/Accessory Stores (0.9%)
   3,160    Genesco Inc. ........................     5.50   04/15/05       2,677,120
                                                                         ------------

            Computer Software (0.2%)
     350    Arbor Software Corp. ................     4.50   03/15/05         288,075
     260    Network Associates, Inc. ............     0.00   02/13/18         103,301
     745    Network Associates, Inc. - 144A*.....     0.00   02/13/18         295,995
                                                                         ------------
                                                                              687,371
                                                                         ------------
            Contract Drilling (0.2%)
     440    Diamond Offshore Drilling, Inc. .....     3.75   02/15/07         498,164
                                                                         ------------

            Discount Chains (0.3%)
     680    Costco Companies, Inc. - 144A*.......     0.00   08/19/17         832,109
                                                                         ------------

            Diversified Commercial Services
            (0.2%)
     345    Interim Services Inc. ...............     4.50   06/01/05         276,414
     370    Metamor Worldwide, Inc. .............     2.94   08/15/04         318,781
                                                                         ------------
                                                                              595,195
                                                                         ------------
            Diversified Electronic Products
            (0.8%)
   2,000    SCI Systems, Inc. ...................     3.00   03/15/07       2,310,840
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Electronic Components (0.4%)
 $ 1,925    Solectron Corp. - 144A* .............     0.00%  01/27/19    $  1,279,278
                                                                         ------------

            Electronic Production Equipment
            (0.7%)
   1,690    Phototronics, Inc. - 144A*...........     6.00    6/01/04       2,167,290
                                                                         ------------

            Finance Companies (0.2%)
     890    Elan Finance Corp. - 144A*...........     0.00   12/14/18         642,429
                                                                         ------------

            Industrial Machinery/Components
            (0.6%)
   2,300    Thermo Fibertek, Inc. - 144A*........     4.50   07/15/04       1,939,544
                                                                         ------------

            Major U.S. Telecommunications (2.9%)
   3,700    Bell Atlantic Financial
            Service - 144A*......................     4.25   09/15/05       5,258,995
   3,700    Bell Atlantic Financial
             Service - 144A* (exchangeable into
             Telecom Corporation of New Zealand
             common stock).......................     5.75   04/01/03       3,755,500
                                                                         ------------
                                                                            9,014,495
                                                                         ------------
            Media Conglomerates (0.3%)
     895    News America Holdings, Inc. .........     0.00   03/11/13       1,036,526
                                                                         ------------

            Metals Fabrications (0.1%)
     225    Hexcel Corp. ........................     7.00   08/01/03         150,750
     300    Tower Automotive, inc. - 144A*.......     5.00   08/01/04         255,846
                                                                         ------------
                                                                              406,596
                                                                         ------------
            Movies/Entertainment (0.1%)
     255    Speedway Motorsports, Inc. ..........     5.75   09/30/03         247,360
                                                                         ------------

            Multi-Line Insurance (0.1%)
     285    American International Group,
            Inc. ................................     2.25   07/30/04         444,720
                                                                         ------------

            Other Telecommunications (0.0%)
     750    SA Telecommunications, Inc - 144A*
             (a).................................    10.00   08/15/06          22,500
                                                                         ------------

            Precision Instruments (0.4%)
   1,100    Thermo Optek Corp. - 144A*...........     5.00   10/15/00       1,166,253
                                                                         ------------

            Property - Casualty Insurers (0.6%)
     640    Berkshire Hathaway, Inc. ............     1.00   12/02/01       1,700,218
                                                                         ------------

            Semiconductors (1.0%)
     480    Level One Communications, Inc. ......     4.00   09/01/04       2,047,190
     310    STMicroelectronics NV
            (Netherlands)........................     0.00   06/10/08       1,016,509
                                                                         ------------
                                                                            3,063,699
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Services to the Health Industry
            (0.2%)
 $   150    Quadramed Corp. .....................     5.25%  05/01/05    $     67,425
      50    Quadramed Corp. - 144A*..............     5.25   05/01/05          22,488
     265    Quintiles Transnational Corp. .......     4.25   05/31/00         263,200
     160    Quintiles Transnational
            Corp. - 144A*........................     4.25   05/31/00         158,914
                                                                         ------------
                                                                              512,027
                                                                         ------------
            Telecommunications Equipment (0.6%)
     380    Comverse Technology, Inc. - 144A*....     4.50   07/01/05       1,680,501
                                                                         ------------

            TOTAL CONVERTIBLE BONDS
            (Identified Cost $36,638,503).............................     44,571,112
                                                                         ------------
            CORPORATE BONDS (23.0%)
            Aerospace (0.0%)
     140    BE Aerospace, Inc. (Series B)........     8.00   03/01/08         109,550
                                                                         ------------

            Aluminum (0.0%)
     100    Golden Northwest Aluminum............    12.00   12/15/06         104,250
                                                                         ------------

            Auto Parts: O.E.M. (0.1%)
     175    Hayes Lemmerz International, Inc. ...     8.25   12/15/08         147,000
     100    Hayes Wheels International, Inc.
             (Series B)..........................     9.125  07/15/07          89,000
                                                                         ------------
                                                                              236,000
                                                                         ------------
            Beverages - Non-Alcoholic (0.1%)
     165    Cott Corp. (Canada)..................     9.375  07/01/05         153,450
     350    Packaged Ice Inc. (Series B).........     9.75   02/01/05         294,000
                                                                         ------------
                                                                              447,450
                                                                         ------------
            Books/Magazines (0.1%)
      50    Primedia, Inc. ......................     7.625  04/01/08          45,000
     250    Von Hoffman Press, Inc. - 144A*......    10.375  05/15/07         233,750
                                                                         ------------
                                                                              278,750
                                                                         ------------
            Broadcasting (2.9%)
     100    Chancellor Media AFM.................     9.00   10/01/08         100,500
     150    Emmis Communications Corp. (Series
             B)..................................     8.125  03/15/09         139,500
   2,900    EZ Communications, Inc. .............     9.75   12/01/05       3,078,727
     145    Lamar Media Corp. ...................     9.25   08/15/07         143,550
     200    STC Broadcasting, Inc. ..............    11.00   03/15/07         198,000
   5,060    Young Broadcasting Corp. ............    11.75   11/15/04       5,123,250
                                                                         ------------
                                                                            8,783,527
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Building Materials (1.0%)
 $ 2,850    USG Corp. (Series B).................     9.25%  09/15/01    $  2,904,349
                                                                         ------------

            Cable Television (0.8%)
     175    Echostar DBS Corp. - 144A*...........     9.375  02/01/09         169,750
   2,000    Tele-Communications, Inc. ...........     9.25   04/15/02       2,078,620
     275    TV Guide Inc. .......................     8.125  03/01/09         273,625
                                                                         ------------
                                                                            2,521,995
                                                                         ------------
            Casino/Gambling (0.1%)
     200    Boyd Gaming Corp. ...................     9.25   10/01/03         195,000
                                                                         ------------

            Clothing/Shoe/Accessory Stores (0.6%)
   1,950    Thrifty PayLess Holdings, Inc. ......    12.25   04/15/04       1,774,500
                                                                         ------------

            Coal Mining (0.1%)
     175    P&L Coal Holdings Corp. (Series B)...     8.875  05/15/08         157,938
                                                                         ------------

            Consumer Specialties (0.1%)
      95    Boyds Collection Ltd. - 144A*........     9.00   05/15/08          85,025
     300    Home Interiors & Gifts...............    10.125  06/01/08         240,000
     100    Scotts Co. - 144A*...................     8.625  01/15/09          93,000
                                                                         ------------
                                                                              418,025
                                                                         ------------
            Containers/Packaging (0.2%)
     225    Ball Corp. - 144A*...................     7.75   08/01/06         210,937
     125    Ball Corp. - 144A*...................     8.25   08/01/08         115,938
     100    Consumers Packaging, Inc. - 144A*....     9.75   02/01/07          52,250
     225    U.S. Can Corp. ......................    10.125  10/15/06         236,250
                                                                         ------------
                                                                              615,375
                                                                         ------------
            Diversified Commercial Services
            (0.1%)
     250    Iron Mountain, Inc. .................    10.125  10/01/06         242,500
      75    Iron Mountain, Inc. .................     8.75   09/30/09          66,187
      75    Pierce Leahy Command Co. ............     8.125  05/15/08          65,250
                                                                         ------------
                                                                              373,937
                                                                         ------------
            Diversified Financial Services (0.0%)
      75    GS Escrow Corp. .....................     7.125  08/01/05          67,109
                                                                         ------------

            Diversified Manufacturing (0.1%)
     200    Ametec Inc. .........................     7.20   07/15/08         181,356
     155    Insilco Corp. (Series B).............    12.00   08/15/07         146,088
     100    Mark IV Industries Inc. .............     7.75   04/01/06          89,009
                                                                         ------------
                                                                              416,453
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            E.D.P. Services (0.0%)
 $   100    American Business Information, Inc. -
             144A*...............................     9.50%  06/15/08    $     88,000
                                                                         ------------

            Electric Utilities (0.2%)
     100    CMS Energy Corp. ....................     7.50   01/15/09          89,195
     113    Niagara Mohawk Power (Series F)......     7.625  10/01/05         111,887
     175    Niagara Mohawk Power (Series G)......     7.75   10/01/08         171,539
     125    Niagara Mohawk Power (Series H)......     0.00   07/01/10          96,641
                                                                         ------------
                                                                              469,262
                                                                         ------------
            Electrical Products (0.1%)
     335    Communications & Power Industries,
             Inc. (Series B).....................    12.00   08/01/05         262,975
                                                                         ------------

            Electronic Data Processing (2.5%)
   7,250    Unisys Corp. (Series B)..............    12.00   04/15/03       7,685,000
                                                                         ------------

            Engineering & Construction (0.1%)
     225    Mastec Inc. (Series B)...............     7.75   02/01/08         207,000
                                                                         ------------

            Environmental Services (0.0%)
     350    Safety-Kleen Services................     9.25   06/01/08          42,000
                                                                         ------------

            Food Distributors (0.0%)
     100    Di Giorgio Corp. ....................    10.00   06/15/07          89,000
                                                                         ------------

            Home Building (0.1%)
      75    D.R. Horton inc. ....................     8.00   02/01/09          61,875
      50    Standard Pacific Corp. (Series A)....     8.00   02/15/08          43,000
     290    Williams Scotsman, Inc. .............     9.875  06/01/07         261,000
                                                                         ------------
                                                                              365,875
                                                                         ------------
            Home Furnishings (0.1%)
     200    Westpoint Stevens, Inc. .............     7.875  06/15/08         156,000
                                                                         ------------

            Hotels/Resorts (0.1%)
     400    ITT Corp. (New)......................     7.375  11/15/15         329,644
                                                                         ------------

            Industrial Specialties (0.1%)
     200    International Wire Group (Series
            B)...................................    11.75   06/01/05         202,000
     125    Specialty Paperboard, Inc. ..........     9.375  10/15/06         115,000
                                                                         ------------
                                                                              317,000
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Internet Services (0.3%)
 $   825    Verio Inc. ..........................    10.375% 04/01/05    $    792,000
                                                                         ------------

            Media Conglomerates (0.7%)
   2,000    Time Warner Entertainment Co. .......     9.625  05/01/02       2,083,800
                                                                         ------------

            Medical/Nursing Services (1.6%)
   4,800    Healthsouth Corp. ...................     9.50   04/01/01       4,752,000
     225    Prime Medical Services Inc. .........     8.75   04/01/08         191,250
                                                                         ------------
                                                                            4,943,250
                                                                         ------------
            Metals Fabrications (1.0%)
   2,900    Ivaco, Inc. (Canada).................    11.50   09/15/05       3,103,000
     100    Neenah Corp. (Series F)..............    11.125  05/01/07          86,000
                                                                         ------------
                                                                            3,189,000
                                                                         ------------
            Newspapers (0.4%)
     275    Garden State Newspapers (Series B)...     8.75   10/01/09         239,250
   1,000    Hollinger International Publishing,
             Inc. ...............................     9.25   02/01/06         940,000
                                                                         ------------
                                                                            1,179,250
                                                                         ------------
            Oil & Gas Production (0.1%)
     275    Magnum Hunter Resources..............    10.00   06/01/07         242,000
                                                                         ------------

            Other Consumer Services (0.0%)
     100    Protection One Alarm Monitoring,
             Inc. ...............................     7.375  08/15/05          71,000
                                                                         ------------

            Other Metals/Minerals (3.7%)
  10,500    Cyprus Amax Minerals Inc. ...........    10.125  04/01/02      10,922,100
                                                                         ------------

            Other Specialty Stores (0.1%)
     175    Michaels Stores, Inc. ...............    10.875  06/15/06         182,000
     100    Mrs Fields Original
            Cookies - 144A*......................    10.125  12/01/04          81,000
     175    Zale Corp. (Series B)................     8.50   10/01/07         167,125
                                                                         ------------
                                                                              430,125
                                                                         ------------
            Other Telecommunications (1.5%)
     125    Intermedia Communications, Inc.
             (Series B)..........................     8.50   01/15/08         108,750
     150    Intermedia Communications, Inc.
             (Series B)..........................     9.50   03/01/09         135,000
     325    Level 3 Communications, Inc. ........     9.125  05/01/08         279,500
     115    NEXTLINK Communications, Inc. .......     9.625  10/01/07         108,675
     150    NEXTLINK Communications, Inc. -
             144A*...............................    10.75   11/15/08         146,625
      60    Paging Network, Inc. (a).............    10.125  08/01/07          40,800

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
 $   225    RCN Corp. ...........................     0.00%  10/15/07    $    144,000
   3,250    Sprint Spectrum L.P. ................    11.00   08/15/06       3,511,657
                                                                         ------------
                                                                            4,475,007
                                                                         ------------
            Packaged Foods (0.2%)
     475    International Home Foods, Inc. ......    10.375  11/01/06         465,500
                                                                         ------------

            Paper (0.0%)
     125    Paperboard Industrial International
             Inc. ...............................     8.375  09/15/07         110,000
                                                                         ------------

            Real Estate (0.1%)
     300    Forest City Enterprises..............     8.50   03/15/08         267,000
                                                                         ------------

            Recreational Products/Toys (0.0%)
     125    CSC Holdings, Inc. ..................     7.625  07/15/18         116,276
                                                                         ------------

            Rental/Leasing Companies (0.0%)
      25    Anthony Crane Rentals - 144A*........    10.375  08/01/08          19,500
                                                                         ------------

            Smaller Banks (0.0%)
      50    Chevy Chase Savings Bank.............     9.25   12/01/05          47,875
     100    Chevy Chase Savings Bank, F.S.B. ....     9.25   12/01/08          95,750
                                                                         ------------
                                                                              143,625
                                                                         ------------
            Specialty Chemicals (2.4%)
   6,960    Huntsman Polymers Corp. .............    11.75   12/01/04       7,168,800
     175    Texas Petrochemicals Corp. ..........    11.125  07/01/06         145,250
                                                                         ------------
                                                                            7,314,050
                                                                         ------------
            Textiles (1.3%)
   4,300    Dan River, Inc. .....................    10.125  12/15/03       3,827,000
     100    Polymer Group Inc. (Series B)........     8.75   03/01/08          87,000
                                                                         ------------
                                                                            3,914,000
                                                                         ------------
            Unregulated Power Generation (0.0%)
      50    CalEnergy Co. Inc. ..................     7.63   10/15/07          49,727
                                                                         ------------

            TOTAL CORPORATE BONDS
            (Identified Cost $75,670,756).............................     70,143,174
                                                                         ------------

            SHORT-TERM INVESTMENT (1.4%)
            REPURCHASE AGREEMENT
   4,169    The Bank of New York (dated 03/31/00;
            proceeds $4,171,006) (b)
            (Identified Cost $4,168,900).........     6.063  04/03/00       4,168,900
                                                                         ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


                                                                       VALUE
   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS
   (Identified Cost $310,699,021) (c)...............    98.9%       $301,789,562

   OTHER ASSETS IN EXCESS OF LIABILITIES............     1.1           3,424,819
                                                       -----        ------------

   NET ASSETS.......................................   100.0%       $305,214,381
                                                       =====        ============

---------------------
 *   Resale is restricted to qualified institutional investors.
 ++ Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b) Collateralized by $4,211,917 U.S. Treasury Note 5.875% due 11/30/01 valued at $4,252,282.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $25,929,672 and the aggregate gross unrealized depreciation is $34,839,131, resulting in net unrealized depreciation of $8,909,459.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $310,699,021).............................  $301,789,562
Receivable for:
    Interest................................................     3,063,102
    Investments sold........................................     1,267,896
    Shares of beneficial interest sold......................     1,174,403
    Dividends...............................................       781,686
Deferred organizational expenses............................        40,433
Prepaid expenses and other assets...........................        87,517
                                                              ------------
    TOTAL ASSETS............................................   308,204,599
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............     2,099,465
    Investments purchased...................................       392,083
    Plan of distribution fee................................       251,493
    Investment management fee...............................       193,667
Accrued expenses and other payables.........................        53,510
                                                              ------------
    TOTAL LIABILITIES.......................................     2,990,218
                                                              ------------
    NET ASSETS..............................................  $305,214,381
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $331,407,053
Net unrealized depreciation.................................    (8,909,459)
Accumulated undistributed net investment income.............     3,309,421
Accumulated net realized loss...............................   (20,592,634)
                                                              ------------
    NET ASSETS..............................................  $305,214,381
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $3,590,683
Shares Outstanding (unlimited authorized, $.01 par value)...       344,515
    NET ASSET VALUE PER SHARE...............................        $10.42
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $11.00
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $267,252,983
Shares Outstanding (unlimited authorized, $.01 par value)...    25,636,418
    NET ASSET VALUE PER SHARE...............................        $10.42
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $31,455,999
Shares Outstanding (unlimited authorized, $.01 par value)...     3,024,207
    NET ASSET VALUE PER SHARE...............................        $10.40
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $2,914,716
Shares Outstanding (unlimited authorized, $.01 par value)...       279,485
    NET ASSET VALUE PER SHARE...............................        $10.43
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

STATEMENT OF OPERATIONS
For the six months ended March 31, 2000 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends...................................................  $ 5,771,661
Interest....................................................    5,522,547
                                                              -----------

    TOTAL INCOME............................................   11,294,208
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................       13,584
Plan of distribution fee (Class B shares)...................    1,547,127
Plan of distribution fee (Class C shares)...................      180,928
Investment management fee...................................    1,345,023
Transfer agent fees and expenses............................      190,813
Registration fees...........................................       48,585
Professional fees...........................................       33,391
Shareholder reports and notices.............................       21,271
Organizational expenses.....................................       16,393
Custodian fees..............................................        8,677
Trustees' fees and expenses.................................        5,761
Other.......................................................        7,147
                                                              -----------

    TOTAL EXPENSES..........................................    3,418,700
                                                              -----------

    NET INVESTMENT INCOME...................................    7,875,508
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................  (19,015,149)
Net change in unrealized depreciation.......................   11,144,379
                                                              -----------

    NET LOSS................................................   (7,870,770)
                                                              -----------

NET INCREASE................................................  $     4,738
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE YEAR
                                                      MARCH 31,          ENDED
                                                         2000       SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 7,875,508       $ 18,480,801
Net realized gain (loss)...........................  (19,015,149)        15,975,924
Net change in unrealized depreciation..............   11,144,379          3,774,240
                                                     ------------      ------------

    NET INCREASE...................................        4,738         38,230,965
                                                     ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.................................     (190,004)          (646,373)
    Class B shares.................................   (6,050,626)       (17,881,658)
    Class C shares.................................     (726,648)          (604,652)
    Class D shares.................................      (47,949)           (76,726)
Net realized gain
    Class A shares.................................     (425,264)          (671,285)
    Class B shares.................................  (11,062,251)       (24,998,743)
    Class C shares.................................   (1,329,137)          (346,036)
    Class D shares.................................      (25,446)           (40,395)
                                                     ------------      ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............  (19,857,325)       (45,265,868)
                                                     ------------      ------------

Net decrease from transactions in shares of
 beneficial interest...............................  (77,143,313)       (23,984,846)
                                                     ------------      ------------

    NET DECREASE...................................  (96,995,900)       (31,019,749)

NET ASSETS:
Beginning of period................................  402,210,281        433,230,030
                                                     ------------      ------------
    END OF PERIOD
    (Including undistributed net investment income
    of $3,309,421 and $2,449,140, respectively)....  $305,214,381      $402,210,281
                                                     ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,502,807 at March 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $524,090 and $968, respectively and received $2,228 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2000 aggregated $76,458,800 and $164,536,052, respectively.

For the six months ended March 31, 2000, the Fund incurred $71,650 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2000, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,108,086 and $392,083, respectively.

For the six months ended March 31, 2000, the Fund incurred $15,250 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                   MARCH 31, 2000                 SEPTEMBER 30, 1999
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     105,999   $  1,127,918           373,161   $   4,311,270
Reinvestment of dividends and distributions.................      44,424        459,639            72,926         807,614
Shares issued in connection with the acquisition of TCW/DW
 Income and Growth Fund.....................................          --             --             8,607         101,458
Redeemed....................................................    (948,440)    (9,762,710)         (213,154)     (2,454,803)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class A...........................    (798,017)    (8,175,853)          241,540       2,765,539
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   1,227,667     12,961,748         3,043,825      35,162,596
Reinvestment of dividends and distributions.................   1,348,657     13,959,504         3,152,355      34,981,362
Shares issued in connection with the acquisition of TCW/DW
 Income and Growth Fund.....................................          --             --           723,832       8,541,094
Redeemed....................................................  (8,630,671)   (90,732,924)      (12,509,897)   (143,652,130)
                                                              ----------   ------------       -----------   -------------
Net decrease - Class B......................................  (6,054,347)   (63,811,672)       (5,589,885)    (64,967,078)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................      39,053        413,813           114,511       1,316,245
Reinvestment of dividends and distributions.................     173,461      1,791,786            72,635         801,880
Shares issued in connection with the acquisition of TCW/DW
 Income and Growth Fund.....................................          --             --         3,554,666      41,847,822
Redeemed....................................................    (916,188)    (9,561,232)         (518,349)     (5,997,769)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class C...........................    (703,674)    (7,355,633)        3,223,463      37,968,178
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................     214,024      2,220,159           449,722       5,167,272
Reinvestment of dividends and distributions.................       2,588         26,801             4,118          45,524
Redeemed....................................................      (4,423)       (47,115)         (441,802)     (4,964,281)
                                                              ----------   ------------       -----------   -------------
Net increase - Class D......................................     212,189      2,199,845            12,038         248,515
                                                              ----------   ------------       -----------   -------------
Net decrease in Fund........................................  (7,343,849)  $(77,143,313)       (2,112,844)  $ (23,984,846)
                                                              ==========   ============       ===========   =============

6. FEDERAL INCOME TAX STATUS

As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


7. FUND ACQUISITION

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Income and Growth Fund ("Income and Growth") based on the respective valuations as of the close of business June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Income and Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 8,607 Class A shares of the Fund at a net asset value of $11.79 per share for 9,404 Class A shares of Income and Growth; 723,832 Class B shares of the Fund at a net asset value of $11.80 per share for 791,586 Class B shares of Income and Growth; and 3,554,666 Class C shares of the Fund at a net assets value of $11.77 per share for 3,873,928 Class C shares of Income and Growth. The net assets of the Fund and Income and Growth immediately before the acquisition were $402,078,443 and $50,615,496, respectively, including unrealized appreciation of $2,147,861 for Income and Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $452,693,939.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                            FOR THE SIX           FOR THE YEAR            FOR THE YEAR           JULY 28, 1997*
                                            MONTHS ENDED             ENDED                   ENDED                  THROUGH
                                           MARCH 31, 2000      SEPTEMBER 30, 1999      SEPTEMBER 30, 1998      SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....      $10.98                $11.18                  $12.81                  $12.20
                                               ------                ------                  ------                  ------

Income (loss) from investment operations:
 Net investment income...................        0.27                  0.58                    0.59                    0.12
 Net realized and unrealized gain
   (loss)................................       (0.20)                 0.54                   (1.12)                   0.61
                                               ------                ------                  ------                  ------

Total income (loss) from investment
 operations..............................        0.07                  1.12                   (0.53)                   0.73
                                               ------                ------                  ------                  ------

Less dividends and distributions from:
 Net investment income...................       (0.25)                (0.62)                  (0.51)                  (0.12)
 Net realized gain.......................       (0.38)                (0.70)                  (0.59)                     --
                                               ------                ------                  ------                  ------

Total dividends and distributions........       (0.63)                (1.32)                  (1.10)                  (0.12)
                                               ------                ------                  ------                  ------

Net asset value, end of period...........      $10.42                $10.98                  $11.18                  $12.81
                                               ======                ======                  ======                  ======

TOTAL RETURN+............................        0.73%(1)             10.15%                  (4.67)%                  5.95%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        1.17%(2)(3)           1.17%(3)                1.17 %(3)               1.28%(2)

Net investment income....................        5.13%(2)(3)           5.02%(3)                4.61 %(3)               5.77%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................      $3,591               $12,541                 $10,073                  $1,047

Portfolio turnover rate..................          22%(1)                36%                     58 %                    74%

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,          JUNE 26, 1996*
                                                 MONTHS ENDED        ------------------------------------           THROUGH
                                               MARCH 31, 2000++       1999++        1998++       1997**++      SEPTEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........        $10.98          $  11.18      $  12.81      $  10.23             $10.00
                                                     ------          --------      --------      --------             ------

Income (loss) from investment operations:
 Net investment income.......................          0.23              0.50          0.50          0.46               0.08
 Net realized and unrealized gain (loss).....         (0.19)             0.53         (1.11)         2.54               0.23
                                                     ------          --------      --------      --------             ------

Total income (loss) from investment
 operations..................................          0.04              1.03         (0.61)         3.00               0.31
                                                     ------          --------      --------      --------             ------

Less dividends and distributions from:
 Net investment income.......................         (0.22)            (0.53)        (0.43)        (0.41)             (0.08)
 Net realized gain...........................         (0.38)            (0.70)        (0.59)        (0.01)                --
                                                     ------          --------      --------      --------             ------

Total dividends and distributions............         (0.60)            (1.23)        (1.02)        (0.42)             (0.08)
                                                     ------          --------      --------      --------             ------

Net asset value, end of period...............        $10.42            $10.98        $11.18        $12.81             $10.23
                                                     ======          ========      ========      ========             ======

TOTAL RETURN+................................          0.42%(1)          9.31%        (5.29)%       29.83%              3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          1.94%(2)(3)       1.90%(3)      1.80%(3)      1.85%              2.25%(2)

Net investment income........................          4.36%(2)(3)       4.29%(3)      3.98%(3)      4.16%              3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......      $267,253          $348,070      $416,909      $358,973           $148,142

Portfolio turnover rate......................            22%(1)            36%           58%           74%                 7%(1)

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                     MONTHS ENDED          ENDED                ENDED               THROUGH
                                                    MARCH 31, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $10.96            $11.16               $12.80               $12.20
                                                         ------            ------               ------               ------

Income (loss) from investment operations:
 Net investment income............................         0.23              0.48                 0.50                 0.10
 Net realized and unrealized gain (loss)..........        (0.19)             0.55                (1.12)                0.61
                                                         ------            ------               ------               ------

Total income (loss) from investment operations....         0.04              1.03                (0.62)                0.71
                                                         ------            ------               ------               ------

Less dividends and distributions from:
 Net investment income............................        (0.22)            (0.53)               (0.43)               (0.11)
 Net realized gain................................        (0.38)            (0.70)               (0.59)                  --
                                                         ------            ------               ------               ------

Total dividends and distributions.................        (0.60)            (1.23)               (1.02)               (0.11)
                                                         ------            ------               ------               ------

Net asset value, end of period....................       $10.40            $10.96               $11.16               $12.80
                                                         ======            ======               ======               ======

TOTAL RETURN+.....................................         0.44%(1)          9.38%               (5.38)%               5.79%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.93%(2)(3)         1.90%(3)           1.92 %(3)            1.98%(2)

Net investment income.............................         4.37%(2)(3)         4.29%(3)           3.86 %(3)            4.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........      $31,456           $40,859               $5,630                 $987

Portfolio turnover rate...........................           22%(1)            36%                  58 %                 74%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                     MONTHS ENDED          ENDED                ENDED               THROUGH
                                                    MARCH 31, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $10.99            $11.18               $12.82               $12.20
                                                         ------            ------               ------               ------

Income (loss) from investment operations:
 Net investment income............................         0.30              0.60                 0.64                 0.12
 Net realized and unrealized gain (loss)..........        (0.20)             0.55                (1.15)                0.62
                                                         ------            ------               ------               ------

Total income (loss) from investment operations....         0.10              1.15                (0.51)                0.74
                                                         ------            ------               ------               ------

Less dividends and distributions from:
 Net investment income............................        (0.28)            (0.64)               (0.54)               (0.12)
 Net realized gain................................        (0.38)            (0.70)               (0.59)                  --
                                                         ------            ------               ------               ------

Total dividends and distributions.................        (0.66)            (1.34)               (1.13)               (0.12)
                                                         ------            ------               ------               ------

Net asset value, end of period....................       $10.43            $10.99               $11.18               $12.82
                                                         ======            ======               ======               ======

TOTAL RETURN+.....................................         0.96%(1)         10.51%               (4.46)%               5.98%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         0.94%(2)(3)         0.93%(3)           0.92 %(3)            0.96%(2)

Net investment income.............................         5.36%(2)(3)         5.26%(3)           4.86 %(3)            5.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $2,915              $740                 $618                  $21

Portfolio turnover rate...........................           22%(1)            36%                  58 %                 74%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
INCOME BUILDER
FUND

Semiannual Report
March 31, 2000